Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
a)	Basis of presentation

The Company’s consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Consolidation, Policy [Policy Text Block]
b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating activities. The consolidation of all entities has been accounted for in accordance with ASC 810.

Discontinued Operations, Policy [Policy Text Block]
c)	Discontinued operations

The Company reports a disposal of its component or a group of its components as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the consolidated statements of operations and comprehensive (loss) income, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the notes to consolidated financial statements refers to the Company’s continuing operations. Refer to note 3 for additional information.

Use of Estimates, Policy [Policy Text Block]
d)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, useful lives and impairment of long-lived assets.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
e)	Foreign currency translation and transactions

The Company’s reporting currency is US dollars (“US$”) and the functional currency of the Company and its subsidiaries is the US$ and Hong Kong dollars (“HK$”). For those subsidiaries which have the functional currency other than US$, the financial statements are translated from their respective functional currencies into US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. For the years ended June 30, 2024, 2025 and 2026, there are no translation differences from the subsidiaries’ functional currency to the reporting currency as it pegged to the reporting currency (US$1: HK$7.8).

Cash and Cash Equivalents, Policy [Policy Text Block]
f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments, which have original maturities of three months or less, and that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. For the years ended June 30, 2024, 2025 and 2026, the Company recognized a reversal of impairment loss on cash deposits held at PRC bank accounts of nil, nil and US$5,360, respectively. As of June 30, 2024 and 2025, the Company had accrued for the related bank balance. The reversal recognized in 2026 resulted from the recovery of previously impaired cash deposits.

Investment, Policy [Policy Text Block]
g)	Short-term investments and long-term investment

All investments with original maturities less than twelve months or investments that are expected to be realized in cash during the next twelve months are classified as short-term investments. All investments with original maturities more than twelve months or investments that are expected to be realized in cash over the next twelve months are classified as long-term investments. The Company accounts for short-term and long-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320”). The Company classifies the short-term and long-term investments in debt securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. For the years ended June 30, 2024, 2025 and 2026, the Company recognized the interest income from short-term and long term investments of nil, US$121 and US$311, respectively. No impairment loss on short-term and long-term investments was identified for the years ended June 30, 2024, 2025 and 2026, respectively.

Credit Loss, Financial Instrument [Policy Text Block]
h)	Current expected credit loss

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606.

The Company maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to financial assets, and the estimated credit losses charged to the allowance in the consolidated statements of operations and comprehensive (loss) income. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, services or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customer.

The Company recognized allowance from continuing operations of credit losses of US$49, nil and nil for other current assets for the years ended June 30, 2024, 2025 and 2026, respectively.

Lessee, Leases [Policy Text Block]
i)	Leases

The right-of-use assets and related lease liability are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liability. The cost of right-of-use assets includes the amount of lease liability recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended June 30, 2024, 2025 and 2026.

Lease liability

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

There was loss on early termination of lease from continuing operations of nil, US$273 and nil for the years ended June 30, 2024, 2025 and 2026.

The Company elected not to recognize short-term leases with an initial lease term of twelve months or less.

Fair Value of Financial Instruments, Policy [Policy Text Block]
j)	Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents and deposit to suppliers. The carrying values of these financial instruments approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable, deposit and other current assets, other payables and accrued liabilities approximates fair value because of their short-term nature.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Crypto, Digital Assets [Policy Text Block]
k)	Digital assets

The Company’s digital assets primarily include Bitcoin, Dogecoin and Litecoin, which are included in current assets in the accompanying consolidated balance sheets. The Company early adopted ASU 2023-08, which requires entities to measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. According to ASU 2023-08, changes in fair value and realized gains or losses are now reported as “Loss on digital assets” in the consolidated statements of operations and comprehensive (loss) income. Digital assets awarded to the Company through its mining activities are accounted for in connection with the Company’s revenue recognition policy disclosed as note 2(o) below.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The Company determined that Coinbase, Global Inc. (“Coinbase”) is its principal market as it provides the most reliable and greatest volume and level of activity for its digital assets for which the Company can access.

The Company recognizes mining revenue by utilizing the spot price of Bitcoin, Dogecoin and Litecoin determined using Coinbase at 0:00:00 UTC on the date of contract inception.

Inventory, Policy [Policy Text Block]
l)	Inventories

The Company’s inventories consist entirely of finished goods. The Company currently records inventories on its balance sheet on a weighted-average basis, or net realizable value, if it is below the Company’s recorded cost. The Company’s costs include the purchase cost, tariffs and duties associated with transporting products across national borders, and freight costs associated with transporting the product from its seller to its warehouses, as applicable. The valuation of our inventory requires us to make judgments, based on available information such as historical data, about the likely method of disposition, such as through sales to individual customers or liquidations, and expected recoverable values of each disposition category. Changes to the relevant assumptions and projections would impact on our consolidated financial results in periods subsequent to recording these estimates. If we anticipate a change in assumptions such as future demand or market conditions to be less favorable than our previous estimates, additional inventory write-downs may be required. Conversely, if we are able to sell inventories that had been written down to a level below the ultimate realized selling price in a previous period, sales would be recorded with a lower or no offsetting charge to cost of sales.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Property, Plant, and Equipment [Policy Text Block]
m)	Property and equipment, net

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Direct costs incurred to develop or obtain software for internal use are capitalized as property and equipment. Capitalized software costs are amortized over the software’s useful life when the software is placed in service. The estimated useful lives by asset category are:

	Estimated useful lives (in years)
Digital asset mining equipment		3
Office equipment	3	-	4

Long-Lived Asset, Excluding Intangible Asset and Goodwill, Impairment and Disposal [Policy Text Block]
n)	Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value. There was no impairment for long-lived assets from continuing operations for the years ended June 30, 2024, 2025 and 2026.

Revenue [Policy Text Block]
o)	Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue from continuing operations

Digital assets

The Company has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed digital assets award the mining pool operator receives, for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is non-cash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Company has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the digital assets award received is determined using the quoted price of the related digital assets at the time of receipt. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for digital assets recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

The Company’s revenues generated from digital asset mining business are all from the United States.

E-commerce

The Company derives its revenue from the sale of consumer products, including consumer electronics, toys and other consumer product categories. The Company sells its products directly to consumers through its storefront on Amazon, an online retail channel.

A performance obligation is a promise in a contract to transfer a distinct good to the customer and is the unit of account in ASC Topic 606. Revenue is recognized when the performance obligation is satisfied. A good or service that is promised to a customer is distinct if the customer can benefit from the good and services either on its own or together with other resources that are readily available to the customer. The customer can benefit from the goods received that are readily available and the fulfillment activities are completely dependent on the physical goods in the order. Each of the Company’s contracts have a single distinct performance obligation, which is the promise to transfer individual goods. For all of the Company’s sales and distribution channels, revenue is recognized at point in time when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied), which typically occurs at the delivery date of shipping documents. As a result, the Company has a present and unconditional right to payment and record the amount due from the customer in accounts receivable.

The Company evaluated principal versus agent considerations to determine whether it is appropriate to record platform fees paid to Amazon as an expense or as a reduction of revenue. Platform fees are recorded as sales and distribution expenses and are not recorded as a reduction of revenue because the Company owns and controls all the goods before they are transferred to the customer. The Company can, at any time, direct Amazon, to return the Company’s inventory to any location specified by the Company. It is the Company’s responsibility to make customers whole following any returns made by customers directly to Amazon and the Company retains the back-end inventory risk. Further, the Company is subject to credit risk (i.e. credit card charge backs), establishes prices of its products, can determine who fulfills the customer orders (Amazon or the Company) and can limit quantities or stop selling the goods at any time. Based on these considerations, the Company is the principal in this arrangement.

At contract inception, an entity shall assess the goods or services promised in a contract with a Customer and shall identify as a performance obligation each promise to transfer to the customer either the good or service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. For consumer product sales, the Company has elected to treat shipping and handling as fulfillment activities, and not a separate performance obligation. Accordingly, the Company recognizes revenue for its single performance obligation related to product sales at the time control of the merchandise passes to the customer, which is generally at the time of delivery. The Company bills customers for shipping and handling certain sales and such charges are recorded as part of revenue. Shipping and handling revenue for the years ended June 30, 2024, 2025 and 2026 were nil, nil and de minimis, respectively.

Client referral services

Revenues generated from insurance referral service represents a one-time referral fee earned by the Company for serving as a referrer to insurance agencies and facilitating the sale of various insurance products offered by the insurance companies.

The Company provides insurance brokerage referrer services by only referring clients to insurance brokers or insurance companies to purchase insurance products offered by insurance companies and receives introduction fees from insurance brokers or insurance companies regardless of the effectiveness of insurance products commencement and is not subject to rebates, returns or other variable consideration. The Company did not have further performance obligation after referring clients to insurance brokers or insurance companies to purchase insurance products offered by insurance companies. The Company enters into referral agreements with insurance brokers or insurance companies to specify key terms and conditions of each arrangement. The Company has minimal monitoring measures to control throughout all stages of referring process and has no right to obtain detailed information about matched agreements or related documents. These referral fees are normally calculated as a percentage of first year premium depending on the type of insurance product. The corresponding payment is applied against the customer’s transit periods typically do not exceed one month.

Under ASC 606, the Company evaluated whether it acts as a principal or agent in insurance referral service transactions by assessing whether it controls the specified service before transfer to the customer. The Company determined it acts as a principal because it: (i) is primarily responsible for fulfilling the promise to provide qualified insurance products referrals to insurance companies, (ii) has discretion in establishing the referral criteria and customer qualification process, and (iii) bears the risk associated with the quality and suitability of the referrals provided. As a principal, the Company recognizes revenue from insurance referral services on a gross basis, reflecting the full amount of consideration received from insurance companies.

The following tables present the Company’s revenues disaggregated by service line and timing of revenue recognition:

From continuing operations:

	Year Ended June 30,
	2024	2025	2026
	US$	US$	US$
Revenues recognized at a point in time

Digital assets	-	-	90

E-commerce	-	-	119

Client referral services	21,818	-	289

Total revenues from continuing operations	21,818	-	498

Revenue from discontinued operations

Wealth management service

It is mainly represented the insurance brokerage services which are considered to be rendered and completed, and revenue is recognized, at the time when referral service is completed and the receipts of referral fee. Accordingly, the Company does not accrue any insurance brokerage service prior to the receipt of the related insurance products referral fee. The revenue is not subject to rebates or returns.

Asset management service

Revenue generated from providing asset management service represents management fees and performance-based income the Company earns by serving as an investment manager. The revenue is not subject to rebates or returns.

Management fees

Management fees generated by the Company’s asset management services are earned from providing investment management service throughout the duration of various investment funds.

Revenues of asset management fees are recognized point in time when management fees are collected which is calculated in accordance with the respective fund contract or mandate agreement, either as a percentage of the total investments made by the investors or as a percentage of the fair value of the fund’s or mandate’s net assets on a monthly basis. The management fees do not include any rights of return, credits or discounts, rebates, price protection or other similar privileges, once determined.

Performance-based income

In a typical asset management arrangement in which the Company serves as a fund manager, beside management fee, the Company is also entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold calculated on a monthly basis. The performance-based fees earned by the Company are a form of variable consideration in the Company’s asset management contracts with customers.

Such revenue of performance-based income from providing asset management services are recognized at a point in time when the performance of the fund can be determined and the Company receives above-mentioned service fee. The revenue is not subject to rebates or returns.

The following tables present the Company’s revenues disaggregated by service line and timing of revenue recognition:

From discontinued operations:
	Year Ended June 30,	Two Months Ended August 31,
	2024	2024
	US$	US$

Revenues recognized at a point in time

Wealth management service	2,286	11

Asset management service	3,919	1,170

Total net revenues from discontinued operations	6,205	1,181

Cost of Revenue [Policy Text Block]
p)	Cost of revenue

Digital assets

Cost of revenue under digital assets consists primarily of direct production costs related to mining operations, including electricity costs, maintenance and support fees and/or other relevant costs paid to our hosting facilities.

Depreciation expenses of digital assets mining equipment are separately stated in the Company’s consolidated statements of operations.

E-commerce

Cost of revenue under e-commerce consists of the book value of inventory sold to customers during the reporting period. When circumstances dictate that the Company uses net realizable value as the basis for recording inventory, it bases its estimates on expected future selling prices less expected disposal costs.

Client referral services

Compensation and benefits primarily include base salary, sales commission and other compensation and benefits of the Company’s relationship managers, who directly contribute to the Company’s revenues generation activities, such as distribution of insurance products under wealth management and provision of investment management services under asset management.

Unpaid commissions were separately presented as commission payable and long-term commission payable on the Company’s consolidated balance sheets, depending on whether the amounts are expected to be paid within or after one year of each reporting date.

Other Income [Policy Text Block]
q)	Other income/(expenses), net

Net other income/(expenses) are recorded as a result of non-operating income or expenses, including one-off legal settlement amounts for a class action lawsuit brought against us and associated legal expenses, the reversal of impaired cash deposits in PRC banks and loss on early termination of operating lease.

Related Party [Policy Text Block]
r)	Related party

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Income Tax, Policy [Policy Text Block]
s)	Income taxes

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses asset and liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of (loss) income and comprehensive loss in the period that includes the enactment date.

Income Tax Uncertainties, Policy [Policy Text Block]
t)	Uncertain tax positions

The Company uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Company’s Hong Kong subsidiaries are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.10 (Revised) (“DIPN10”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. For the years ended June 30, 2024, 2025 and 2026, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of June 30, 2025 and 2026. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. For the years ended June 30, 2024, 2025 and 2026, the Company does not have any entity that is under tax examination.

Share-Based Payment Arrangement [Policy Text Block]
u)	Share-based compensation

The Company follows the guidance of ASC Topic 718 “Compensation—Stock Compensation” and the share-based payment transactions with employees are measured based on the grant-date fair value of the instruments, with recognition of either a corresponding increase in equity or a liability, depending on whether the instruments granted satisfy the equity or liability classification criteria. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award on straight line basis, which is generally the vesting period. Refer to note 16 for details.

Segment Reporting, Policy [Policy Text Block]
v)	Segment reporting

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company has three reportable segments: digital assets, e-commerce and client referral services. The reportable segments are identified based on the types of service performed.

Earnings Per Share, Policy [Policy Text Block]
w)	Earnings per share

The Company computes basic (loss)/income per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Commitments and Contingencies, Policy [Policy Text Block]
x)	Commitments and contingencies

The Company accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset has been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

New Accounting Pronouncements, Policy [Policy Text Block]
y)	Recently issued or adopted accounting pronouncements

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued.

Accounting Standards Update (ASU) 2025-04, “Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer” was issued by the Financial Accounting Standards Board (FASB) on May 15, 2025. The main contents are as follows: Revising the Definition of Performance Conditions: ASU 2025-04 amends the definition of performance conditions in Topic 718. It includes conditions that are contingent on the purchase of goods or services by a customer (or a customer's customer) as performance conditions. For example, if an enterprise grants share-based consideration to a customer, and the vesting of this consideration is conditional on the customer purchasing a specified amount of goods or services, this condition will be regarded as a performance condition. Eliminating the Forfeiture Policy Election for Service Conditions: For share-based consideration payable to customers with service conditions, the ASU eliminates the accounting policy election for forfeiture. Entities are required to estimate expected forfeitures for all share-based consideration payable to a customer with a service condition, rather than having the option to choose whether to estimate forfeitures as before. Effective Date: The amendments in ASU 2025-04 are effective for all entities for annual reporting periods (including interim periods therein) beginning after December 15, 2026. Early adoption is permitted. In general, the purpose of ASU 2025-04 is to reduce diversity in practice and improve existing guidance, so as to more accurately regulate the accounting treatment of share-based consideration payable to customers.

In May 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this Update introduce a practical expedient for all entities and an accounting policy election for entities other than public business entities related to applying Subtopic 326-20 to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. (1) Practical expedient. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. (2) Accounting policy election. An entity other than a public business entity that elects the practical expedient is permitted to make an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company’s management does not believe the adoption of ASU 2025-05 will have a material impact on its financial statements and disclosures.

On December 8, 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which updates the current guidance by improving navigability of the required interim disclosures, clarifying when that guidance is applicable and adding a principle that requires entities to disclose events since the last annual reporting period that have a material impact on the entity. The amendments will be effective for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-11.